Other Comprehensive Income, Components of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment securities:
Net unrealized gains (losses) arising during the period, Before tax	$ 2,719	$ (3,458)	$ (3,318)
Net unrealized gains (losses) arising during the period, Tax effect	(1,056)	1,302	1,237
Net unrealized gains (losses) arising during the period, Net of tax	1,663	(2,156)	(2,081)
Reclassification of net (gains) losses to net income, Before tax	(737)	(1,240)	(1,530)
Reclassification of net (gains) losses to net income, Tax effect	278	467	572
Reclassification of net (gains) losses to net income, Net of tax	(459)	(773)	(958)
Net change, Before tax	1,982	(4,698)	(4,848)
Net change, Tax effect	(778)	1,769	1,809
Net change, Net of tax	1,204	(2,929)	(3,039)
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax	(540)	177	1,549
Net unrealized gains (losses) arising during the period on cash flow hedges, Net of Tax	(337)	110	965
Reclassification of net (gains) losses to net income on cash flow hedges, Before Tax	(543)	(1,029)	(1,089)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of Tax	(338)	(641)	(678)
Net change, Before tax	(1,083)	(852)	460
Net change, Tax effect	408	321	(173)
Net change, Net of tax	(675)	(531)	287
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) rising during the period, Before tax	49	(52)	(512)
Net actuarial and prior service gains (losses) arising during the period, Tax effect	(12)	(40)	193
Net actuarial and prior service gains (losses) arising during the period, Net of tax	37	(92)	(319)
Amortization of net actuarial loss, Before tax	150	153	122
Amortization of net actuarial loss, Tax effect	(57)	(57)	(46)
Amortization of net actuarial loss, Net of tax	93	96	76
Settlements and other, Before tax	3	5	(8)
Settlements and other, Tax effect	2	(1)	3
Settlements and other, Net of tax	5	4	(5)
Subtotal reclassification to net periodic benefit costs, Before tax	153	158	114
Subtotal reclassification to net periodic benefit costs, Tax effect	(55)	(58)	(43)
Subtotal reclassification to net periodic benefit costs, Net of tax	98	100	71
Net change, Before tax	202	106	(398)
Net change, Tax effect	(67)	(98)	150
Net change, Net of tax	135	8	(248)
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	96	(3)	(137)
Net unrealized gains (losses) arising during the period, Tax effect	3	4	(12)
Net unrealized gains (losses) arising during the period, Net of tax	99	1	(149)
Reclassification of net gains to net income, Before tax	0	0	(5)
Reclassification of net gains to net income, Tax effect	0	0	0
Reclassification of net gains to net income, Net of tax	0	0	(5)
Net change, Before tax	96	(3)	(142)
Net change, Tax effect	3	4	(12)
Net change, Net of tax	99	1	(154)
Other comprehensive income (loss), Before tax	1,197	(5,447)	(4,928)
Other comprehensive income (loss), tax effect	(434)	1,996	1,774
Other comprehensive income (loss), net of tax	763	(3,451)	(3,154)
Less: Other comprehensive income (loss) from noncontrolling interests	(62)	(17)	67
Wells Fargo other comprehensive income (loss), net of tax	825	(3,434)	(3,221)
Fair Value Hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges, Before Tax	(253)	0	0
Change in fair value of excluded components on fair value hedges, Tax	95	0	0
Change in fair value of excluded components on fair value hedges, Net of Tax	(158)	0	0
Cash Flow Hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax	(287)	177	1,549
Net unrealized gains (losses) arising during the period on cash flow hedges, Tax	108	(67)	(584)
Net unrealized gains (losses) arising during the period on cash flow hedges, Net of Tax	(179)	110	965
Reclassification of net (gains) losses to net income on cash flow hedges, Before Tax	(543)	(1,029)	(1,089)
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	205	388	411
Reclassification of net (gains) losses to net income on cash flow hedges, Net of Tax	(338)	(641)	(678)
Interest expense on long-term debt [Member] | Cash Flow Hedging [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, Before Tax	8	14	17
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	(3)	(5)	(6)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of Tax	5	9	11
Other noninterest income [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	0	(5)	(6)
Reclassification of net (gains) losses to net income, Tax effect	0	2	3
Reclassification of net (gains) losses to net income, Net of tax	0	(3)	(3)
Debt securities [Member] | Net gains from debt and equity investments [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(479)	(942)	(952)
Reclassification of net (gains) losses to net income, Tax effect	181	355	356
Reclassification of net (gains) losses to net income, Net of tax	(298)	(587)	(596)
Equity securities [Member] | Net gains from debt and equity investments [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(456)	(300)	(571)
Reclassification of net (gains) losses to net income, Tax effect	172	113	213
Reclassification of net (gains) losses to net income, Net of tax	(284)	(187)	(358)
Foreign currency translation adjustments:
Reclassification of net gains to net income, Before tax	0	0	(5)
Reclassification of net gains to net income, Tax effect	0	0	0
Reclassification of net gains to net income, Net of tax	0	0	(5)
Securities (Assets) [Member] | Interest income [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	198	7	(1)
Reclassification of net (gains) losses to net income, Tax effect	(75)	(3)	0
Reclassification of net (gains) losses to net income, Net of tax	123	4	(1)
Securities (Assets) [Member] | Interest income [Member] | Cash Flow Hedging [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, Before Tax	0	0	(3)
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	0	0	1
Reclassification of net (gains) losses to net income on cash flow hedges, Net of Tax	0	0	(2)
Loans [Member] | Interest income [Member] | Cash Flow Hedging [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, Before Tax	(551)	(1,043)	(1,103)
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	208	393	416
Reclassification of net (gains) losses to net income on cash flow hedges, Net of Tax	$ (343)	$ (650)	$ (687)